Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2013
Vessel Operating Expenses [Abstract]
Vessel Operating Expenses [Table Text Block]

Year ended December 31
	2013	2012	2011
Crew wages and related costs	5,624	13,670	16,423
Chemicals and lubricants	862	2,831	3,546
Repairs and maintenance	2,594	6,592	9,735
Insurance	1,233	2,791	3,490
Miscellaneous expenses	773	1,099	1,533
Total	11,086	26,983	34,727